UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the 1919 Funds will send a notice, either by mail or e-mail, each time an updated report is available on the Funds' website (www.1919funds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-828-1919.

Table of Contents

1919 Financial Services Fund
Letter to shareholders	1
Fund performance	4
Fund expenses	5
Fund at a glance	6
Schedule of investments	7
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
1919 Maryland Tax-Free Income Fund
Letter to shareholders	16
Fund performance	19
Fund expenses	20
Fund at a glance	21
Schedule of investments	22
Statement of assets and liabilities	26
Statement of operations	27
Statements of changes in net assets	28
Financial highlights	29
1919 Socially Responsive Balanced Fund
Letter to shareholders	32
Fund performance	35
Fund expenses	36
Fund at a glance	37
Schedule of investments	38
Statement of assets and liabilities	45
Statement of operations	46
Statements of changes in net assets	47
Financial highlights	48
Notes to financial statements	51
Other information	64
Privacy notice	65
Directory of Funds' service providers	Back Cover

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund
Letter to shareholders

Dear Shareholder,

For the first six months of 2020, while the S&P 500 Index was down 3%, Q1 and Q2 had dramatically different performance. After the fastest 30% decline in history due largely to the worldwide pandemic, the equity market showed surprising resilience and rebounded quickly beginning in March, eventually appreciating over 20% in Q2. The key to this recovery was bold Fed actions and government stimulus programs that raised investor confidence levels. As a result, investor sentiment was not impacted to a level commensurate with the health and economic severity of the COVID-19 cases.

The strongest sectors in the 1H'20 were Information Technology up 14.9% and Consumer Discretionary up 7.2%, while the weakest were Energy down 35.3% and Financials which declined 23.6%.

It has been a volatile time for financial stocks as the impact of COVID-19 has been felt in every sector of the economy and across the nation. However, as shuttered local economies and businesses have slowly reopened, we saw a rebound in performance, particularly for large-cap financial stocks. While we expect the volatility to continue, we anticipate as the economy recovers and the possibility of a viable vaccine draws closer, financial stocks should rebound further in concert with these developments. From a valuation perspective, financials continue to offer investors attractive appreciation potential. We believe the 1919 Financial Services Fund is poised to capture this opportunity through a well-diversified portfolio of financial companies.

For the six months ended June 30, 2020, the 1919 Financial Services Fund Class A returned -23.52%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned -3.08% and -23.62% respectively for the same period.

How did we respond to these changing market conditions?

During the first six months of 2020, the Fund added to a number of higher quality banks and capital markets related companies especially when valuations became more attractive during periods of market volatility. The Fund sold a few positions with deteriorating fundamentals and also trimmed a number of

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund
Letter to shareholders (cont'd)

financial technology and insurance related positions due to valuation.

What were the leading contributors to performance?

Collectively, our financial technology and insurance companies contributed the most to performance. The top five performing stocks were Verisk Analytics Inc., Black Knight Inc., I3 Verticals Inc., Class A, Brown and Brown Inc., and Visa Inc. Class A.

What were the leading detractors to performance?

The five stocks that performed the worst were Northrim BanCorp, Inc., Webster Financial Corp., Comerica Inc., Sterling Bancorp., and First Financial Bancorp. We attribute some of this underperformance to weaker near-term earnings outlooks.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Charlie King, CFA
Portfolio Manager
1919 Investment Counsel, LLC

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

Opinions expressed herein are as of 6/30/2020 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may

1919 Funds 2020 Semi-Annual Report

invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2020 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2020

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	-27.92%
Class C	-24.54
Without Sales Charges
Class A	-23.52
Class C	-23.78
Class I	-23.42
S&P 500 Index(i)	-3.08
S&P Financials Index(ii)	-23.62

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2020, the total annual operating expense ratios for Class A, Class C and Class I were 1.37%, 2.09% and 1.09% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2020 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-23.52%	$1,000.00	$764.80	1.42%	$6.23
Class C	-23.78	1,000.00	762.20	2.13	9.33
Class I	-23.42	1,000.00	765.80	1.14	5.01

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.49%	$1,000.00	$1,017.80	1.42%	$7.12
Class C	2.49	1000.00	1,014.27	2.13	10.67
Class I	2.49	1000.00	1,019.19	1.14	5.72

1  For the six months ended June 30, 2020.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

1919 Funds 2020 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2020 Semi-Annual Report

Schedule of investments

June 30, 2020 (unaudited)

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.8%
Capital Markets — 4.4%
Ameriprise Financial Inc.	22,425	$3,364,647
CME Group Inc.	17,000	2,763,180
Total Capital Markets		6,127,827
Commercial Banks — 50.9%
Bank of America Corp.	296,000	7,030,000
Banner Corp.	80,142	3,045,396
BOK Financial Corp.	8,314	469,242
Bryn Mawr Bank Corp.	70,000	1,936,200
Coastal Financial Corp/WA	75,000	1,089,000	*
Columbia Banking System Inc.	68,805	1,950,278
Comerica Inc.	12,000	457,200
Farmers & Merchants Bank of Long Beach	200	1,191,000
Fifth Third Bancorp	104,400	2,012,832
First Financial Bancorp	57,000	791,730
First Foundation Inc.	123,000	2,009,820
First Western Financial Inc.	69,000	983,250	*
HBT Financial Inc.	60,000	799,800
Heritage Financial Corp.	128,000	2,560,000
JPMorgan Chase & Co.	72,310	6,801,479
Level One Bancorp Inc.	37,000	619,380
Pacific Premier Bancorp Inc.	71,263	1,544,982
PCB Bancorp	35,000	360,500
People's Utah Bancorp	92,000	2,067,240
PNC Financial Services Group Inc.	20,000	2,104,200
QCR Holdings Inc.	103,500	3,227,130
Silvergate Capital Corp.	70,000	980,000	*
SmartFinancial Inc.	61,000	986,980
South State Corp.	52,309	2,493,047
Sterling Bancorp	218,200	2,557,304
Stock Yards Bancorp Inc.	60,000	2,412,000
SVB Financial Group	26,500	5,711,545	*
TCF Financial Corp.	40,648	1,195,864
Truist Financial Corp.	107,305	4,029,303
U.S. Bancorp	60,500	2,227,610
Univest Corp. of Pennsylvania	55,126	889,733
Webster Financial Corp.	48,895	1,398,886
Western Alliance Bancorp	86,000	3,256,820
Total Commercial Banks		71,189,751

1919 Funds 2020 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2020 (unaudited)

1919 Financial Services Fund

Security	Shares	Value
Consumer Finance — 0.3%
Discover Financial Services	9,000	$450,810
Total Consumer Finance		450,810
Diversified Financial Services — 7.9%
Alerus Financial Corp.	70,000	1,383,200
Charles Schwab Corp.	137,000	4,622,380
Intercontinental Exchange Inc.	25,000	2,290,000
Voya Financial Inc.	61,000	2,845,650
Total Diversified Financial Services		11,141,230
Insurance — 13.3%
American Financial Group Inc.	22,650	1,437,369
Brown & Brown Inc.	83,000	3,383,080
Chubb Limited	48,500	6,141,070
Hanover Insurance Group Inc.	24,000	2,431,920
Marsh & McLennan Cos Inc.	34,000	3,650,580
RenaissanceRe Holdings Ltd	9,000	1,539,270
Total Insurance		18,583,289
IT Services — 13.1%
Black Knight Inc.	17,000	1,233,520	*
Fidelity National Information Services Inc.	19,787	2,653,239
Fiserv Inc.	22,680	2,214,022	*
Global Payments Inc.	18,699	3,171,724
I3 Verticals Inc., Class A Shares	80,480	2,434,520	*
Visa Inc., Class A Shares	34,000	6,567,780
Total IT Services		18,274,805
Professional Services — 0.7%
Verisk Analytics Inc.	5,500	936,100
Total Professional Services		936,100
Real Estate Investment Trusts (REITs) — 2.9%
Boston Properties Inc.	15,000	1,355,700
Crown Castle International Corp.	16,000	2,677,600
Total Real Estate Investment Trusts (REITs)		4,033,300
Thrifts & Mortgage Finance — 4.3%
Bridgewater Bancshares Inc.	165,000	1,691,250	*
FS Bancorp Inc.	17,000	655,690
Riverview Bancorp Inc.	90,000	508,500

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Territorial Bancorp Inc.	53,000	$1,260,870
WSFS Financial Corp.	67,803	1,945,946
Total Thrifts & Mortgage Finance		6,062,256
Total Common Stocks (Cost — $99,978,491)		136,799,368
Short-Term Investment — 2.0%
Fidelity Investments Money Market — Government Portfolio — Class I — 0.06%(a)	2,755,146	2,755,146
Total Short-Term Investment (Cost — $2,755,146)		2,755,146
Total Investments — 99.8% (Cost — $102,733,637)		139,554,514
Other Assets in Excess of Liabilities — 0.2%		299,643
Total Net Assets — 100.0%		$139,854,157

Notes:

*  Non-income producing security

(a)  The rate reported is the annualized seven-day yield at period end.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2020 (unaudited)

Assets:
Investments in securities at value (cost $102,733,637)	$139,554,514
Foreign currency at value (cost $17,785)	17,187
Receivable for securities sold	573,577
Receivable for Fund shares sold	98,273
Dividends and interest receivable	166,989
Other receivables	213
Prepaid expenses	31,710
Total Assets	140,442,463
Liabilities:
Payable for Fund shares repurchased	212,486
Advisory fees payable	94,777
Distribution fees payable	160,422
Accrued other expenses	120,621
Total Liabilities	588,306
Net Assets	$139,854,157
Components of Net Assets:
Paid-in capital	$98,240,296
Total distributable earnings	41,613,861
Net Assets	$139,854,157
Class A:
Net Assets	$55,379,462
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,561,592
Net Asset Value and Redemption Price	$21.62
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$22.94
Class C:
Net Assets	$25,230,256
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,282,303
Net Asset Value, Redemption Price* and Offering Price Per Share	$19.68
Class I:
Net Assets	$59,244,439
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,709,034
Net Asset Value, Redemption Price and Offering Price Per Share	$21.87

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2020

Investment Income:
Dividend income (Net of foreign tax of $218)	$1,916,240
Investment interest income	14,408
Total Investment Income	1,930,648
Expenses:
Advisory fees (Note 3)	655,502
Distribution fees (Note 6)	227,863
Transfer agent fees and expenses (Note 3 & Note 6)	146,461
Administration and fund accounting fees (Note 3)	50,676
Registration fees	27,234
Shareholder reporting fees	23,742
Custody fees (Note 3)	10,667
Audit fees	7,713
Legal fees	7,378
Trustees' fees (Note 3)	5,967
Compliance fees (Note 3)	3,130
Insurance fees	2,279
Miscellaneous	4,030
Total Expenses	1,172,642
Net Investment Income	758,006
Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	3,088,758
Net change in unrealized appreciation/depreciation on:
Investments	(56,598,412)
Foreign currency	(782)
Translation of assets and liabilities denominated in foreign currency	(565)
Net Change in Unrealized Appreciation/Depreciation	(56,599,759)
Net Realized and Unrealized Loss on Investments	(53,511,001)
Net Decrease in Net Assets Resulting from Operations	$(52,752,995)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) For the Year Ended December 31,	2020	2019
Increase (Decrease) in Net Assets From: Operations:
Net investment income	$758,006	$1,348,132
Net realized gain	3,088,758	7,776,801
Net change in unrealized appreciation/depreciation	(56,599,759)	47,229,086
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,752,995)	56,354,019
Distributions to Shareholders:
Class A	—	(2,919,179)
Class C	—	(1,417,117)
Class I	—	(3,853,198)
Total Distributions to Shareholders	—	(8,189,494)
Capital Transactions:
Net proceeds from shares sold	17,476,987	39,509,263
Reinvestment of distributions	—	7,613,779
Cost of shares repurchased	(42,086,334)	(100,580,510)
Net Decrease in Net Assets from Capital Transactions	(24,609,347)	(53,457,468)
Total Decrease in Net Assets	(77,362,342)	(5,292,943)
Net Assets:
Beginning of period	217,216,499	222,509,442
End of period	$139,854,157	$217,216,499

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$28.27	$22.77	$27.16	$23.69	$19.28	$19.40
Income from investment operations:
Net investment income[1]	0.11	0.17	0.05	0.04	0.08	0.11
Net realized and unrealized gain (loss) on investments	(6.76)	6.42	(4.08)	3.43	5.02	1.17
Total income (loss) from investment operations	(6.65)	6.59	(4.03)	3.47	5.10	1.28
Less distributions:
From net investment income	—	(0.17)	(0.01)	—	(0.06)	(0.09)
From net realized gain on investments	—	(0.92)	(0.35)	—	(0.63)	(1.31)
Total distributions	—	(1.09)	(0.36)	—	(0.69)	(1.40)
Net asset value, end of year	$21.62	$28.27	$22.77	$27.16	$23.69	$19.28
Total return[2]	-23.52%[5]	29.10%	-14.93%	14.65%	26.46%	6.53%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$55,379	$78,401	$71,082	$118,310	$92,948	$70,630
Ratios to average net assets Gross expenses	1.42%[6]	1.37%	1.33%	1.37%	1.46%	1.45%
Net Expenses[3]	1.42[6]	1.37	1.33	1.37	1.46[4]	1.45
Net investment income	0.94[6]	0.64	0.19	0.16	0.43	0.54
Portfolio turnover rate	2%[5]	8%	18%	4%	8%	20%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.46%. See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Not annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$25.82	$20.88	$25.12	$22.07	$18.06	$18.30
Income from investment operations:
Net investment loss[1]	0.02	(0.02)	(0.13)	(0.13)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(6.16)	5.88	(3.76)	3.18	4.68	1.10
Total income (loss) from investment operations	(6.14)	5.86	(3.89)	3.05	4.64	1.07
Less distributions:
From net realized gain on investments	—	(0.92)	(0.35)	—	(0.63)	(1.31)
Total distributions	—	(0.92)	(0.35)	—	(0.63)	(1.31)
Net asset value, end of year	$19.68	$25.82	$20.88	$25.12	$22.07	$18.06
Total return[2]	-23.78%[5]	28.21%	-15.57%	13.82%	25.67%	5.77%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$25,230	$40,880	$46,763	$53,667	$37,271	$26,919
Ratios to average net assets Gross expenses	2.13%[6]	2.09%	2.05%	2.08%	2.19%	2.22%
Net Expenses[3]	2.13[6]	2.09	2.05	2.08	2.13[4]	2.13[4]
Net investment loss	0.22[6]	(0.09)	(0.52)	(0.55)	(0.24)	(0.15)
Portfolio turnover rate	2%[5]	8%	18%	4%	8%	20%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.13%. See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Not annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$28.56	$22.98	$27.41	$23.90	$19.42	$19.50
Income from investment operations:
Net investment income[1]	0.14	0.24	0.13	0.11	0.17	0.19
Net realized and unrealized gain (loss) on investments	(6.83)	6.50	(4.13)	3.45	5.08	1.18
Total income (loss) from investment operations	(6.69)	6.74	(4.00)	3.56	5.25	1.37
Less distributions:
From net investment income	—	(0.24)	(0.08)	(0.05)	(0.14)	(0.14)
From net realized gain on investments	—	(0.92)	(0.35)	—	(0.63)	(1.31)
Total distributions	—	(1.16)	(0.43)	(0.05)	(0.77)	(1.45)
Net asset value, end of year	$21.87	$28.56	$22.98	$27.41	$23.90	$19.42
Total return[2]	-23.42%[6]	29.49%	-14.72%	14.95%[3]	27.01%	6.93%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$59,244	$97,936	$104,664	$80,979	$42,003	$24,432
Ratios to average net assets Gross expenses	1.14%[7]	1.09%	1.06%	1.11%	1.18%	1.20%
Net Expenses[4]	1.14[7]	1.09	1.06	1.10[5]	1.05[5]	1.05[5]
Net investment income	1.21[7]	0.92	0.49	0.44	0.84	0.93
Portfolio turnover rate	2%[6]	8%	18%	4%	8%	20%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Total return reflects adjustments to conform to generally accounting principles.

4  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class I shares. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.05%.

5  Reflects fee waivers and/or expense reimbursements.

6  Not annualized.

7  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to shareholders

Dear Shareholder,

Municipal bonds experienced unprecedented volatility during the first six months of 2020. Yields on intermediate and longer-maturity munis reached all-time low levels through February following an extended period of steady mutual fund inflows coinciding with low supply. Once the pandemic weaved its way onto domestic shores, municipal bonds suffered the worst monthly loss ever in March, primarily due to worries of oncoming credit problems due to collapsing tax revenues during the economic shut down. As the Federal Reserve stepped in with a zero federal funds rate and numerous lending programs to distressed sectors of the markets, the municipal market found its footing and rallied considerably.

During this six month period of considerable uncertainty, the 1919 Maryland Tax-free Bond Fund returned 1.64% (I-shares). Our focus on high quality and a conservative duration stance allowed our shareholders to weather the storm when rates exploded higher. In addition, the Fund's robust liquidity position heading into the period of dysfunction provided us dry powder to subsequently extend the Fund's maturity and duration in quality, longer-term securities at attractive yields. These moves will augment the yield on the Fund and allowed us to participate in price appreciation as markets recovered later in the reporting period. The plan worked well, and results for the full year were likewise strong. The 1919 Maryland Tax-Free Fund returned 3.10% (versus 2.31% for the average Maryland Fund), which was the top Fund within its Lipper category over the past twelve months through June, based on risk-adjusted returns*.

Municipal yields were persistently cheap relative to taxable fixed income securities in the aftermath of the pandemic. As a result, flows into the muni market picked up considerably despite absolute yields residing at significantly lower levels than seen in the spring. In fact, muni ETFs and mutual funds experienced eight straight weeks of inflows heading into quarter-end following a period of record outflows in late-March and early-April. Demand for these funds benefit from a scarcity of individual municipal securities due to light

1919 Funds 2020 Semi-Annual Report

(albeit rising) new issue supply. Even prior to the pandemic, municipalities were increasingly utilizing the taxable municipal market for their funding needs, and that trend remained intact. While the interest rate is often higher for taxable issues, the red tape and time frame required to qualify for the tax exemption is avoided, resulting in faster access to the market. Therefore, retail investors increasingly bought funds (whose "lagging" yields are higher than individual securities) since it was difficult to find attractively priced individual securities.

As a result, May and June saw meaningful price appreciation for the overall market, and while the bulk of the move may be behind us, we expect interest rates to be well behaved the coming year. The Federal Reserve is committed to keeping yields low, and is providing cash flow loans to municipalities who desperately need it (although as of this writing Illinois is the only municipality to utilize the Fed's program). While credit concerns are justified, particularly if state and local governments fail to receive significantly more aid in the fourth stimulus package, there simply is not a sufficient supply of traditional tax-free municipal bonds to offset what is maturing. As mentioned, tax-free bond yields are attractive versus taxable alternatives (since at this point they benefit less from direct Fed buying), and money is pouring into the market. Assuming credit concerns are mitigated by additional stimulus dollars, we expect solid demand moving forward, although selling related to the July 15th tax deadline could offset this trend somewhat.

Clearly, deteriorating credit quality resulting from declining tax revenues and growing costs associated with fighting the virus is the biggest threat to the local governments and the market, although not all sectors are impacted to the same degree. Not surprisingly, the healthcare sector is on the front lines dealing with the pandemic, and financial results are suffering accordingly. However, Congress allocated generous funds to hospitals in The Cares Act stimulus package, and many hospitals not at full COVID-19 patient capacity are resuming profitable elective procedures which will help repair the credit quality of these institutions. It is possible that nursing homes (CCRCs) will remain under pressure and may not fully recover until an effective treatment for the virus is developed. Unlike the national healthcare market, the Maryland healthcare environment is highly regulated via the Maryland Cost Review Commission's oversight, which we view as a stabilizing factor as the state manages the crisis.

Looking forward, we will likely focus our purchases on high-quality state and local government issuers who are allowed to tap the Federal Reserve directly for liquidity if need be, as well as water, sewer, and other essential service issuers whose revenues should fare better post-pandemic. Consistent with our long-standing philosophy, we remain committed to a defensive posture in the municipal bond space, investing solely in higher-quality issuers that we believe are best positioned to navigate this challenging time.

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to shareholders (cont'd)

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/2020 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings. This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice. Investors must consult their tax advisor for advice and information concerning their particular situation.

*Lipper ranked the 1919 Maryland Tax-Free Income Fund Class I in the top 1%, 13% and 11% out of 19, 17 and 23 Maryland Municipal Debt Funds for the one-, five- and ten-year periods ending 06/30/2020, respectively.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. The highest rank is 1 and the lowest is based on the total number of funds ranked in the category. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges. 1919 Funds are distributed by Quasar Distributors, LLC.

Duration — commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

1919 Funds 2020 Semi-Annual Report

Fund performance (unaudited)

Total Returns* as of June 30, 2020

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-2.75%
Class C	0.29
Without Sales Charges
Class A	1.56
Class C	1.29
Class I	1.64
Bloomberg Barclays Municipal Bond Index(i)	2.08

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2020, the total gross annual operating expense ratios for Class A, Class C and Class I were 1.07%, 1.61% and 0.93%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Barclays Municipal Bond Index.

(ii)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through April 30, 2021.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2020 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.56%	$1,000.00	$1,015.60	0.75%	$3.76
Class C	1.29	1,000.00	1,012.90	1.30	6.51
Class I	1.64	1,000.00	1,016.40	0.60	3.01

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.49%	$1,000.00	$1,021.13	0.75%	$3.77
Class C	2.49	1,000.00	1,018.40	1.30	6.52
Class I	2.49	1,000.00	1,021.88	0.60	3.02

1  The six months ended June 30, 2020.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

1919 Funds 2020 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2020 Semi-Annual Report

Schedule of investments

June 30, 2020 (unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.7%
Education — 13.2%
Maryland Stadium Authority	5.000%	5/1/42	$2,000,000	$2,383,840
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/20	500,000	502,475
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	256,375
Salisbury University Project	5.000%	6/1/27	455,000	485,772
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	1,961,686
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	534,430
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,648,520
Good Samaritan Hospital of Maryland	0.120%	4/1/35	1,000,000	1,000,000	(b)
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,094,760
Maryland Institute College of Art	4.000%	6/1/42	250,000	258,660
Total Education				11,126,518
Health Care — 27.4%
County of Baltimore, Maryland
Oak Crest Village Inc.	5.000%	1/1/30	495,000	553,336
Oak Crest Village Inc.	4.000%	1/1/40	500,000	529,590
Riderwood Village Obligated Group	4.000%	1/1/45	1,000,000	1,077,820
County of Prince George's, MD, COPS	3.000%	10/1/31	2,500,000	2,781,850
Maryland State EDC, Howard Hughes Medical Institute	0.170%	2/15/43	2,100,000	2,100,000	(b)
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,488,512
Broadmead Inc.	4.250%	7/1/40	1,150,000	1,199,588
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,046,326
Greater Baltimore Medical Center Inc.	0.310%	7/1/25	800,000	800,000	(b)
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,910,530
James Lawrence Kernan Hospital	5.000%	7/1/34	50,000	50,039
James Lawrence Kernan Hospital	0.120%	7/1/41	1,000,000	1,000,000	(b)
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,299,080
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,201,760
UPMC Obligated Group	4.000%	4/15/45	1,000,000	1,111,690
Total Health Care				23,150,121
Housing — 11.6%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/47	1,000,000	1,098,170
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/34	1,000,000	1,082,260

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	$4,485,000	$4,496,616
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,002,590
Residential, Series A	3.850%	9/1/42	1,000,000	1,092,440
Montgomery County Housing Opportunites Commission	3.050%	7/1/44	1,000,000	1,055,670
Total Housing				9,827,746
Industrial Revenue — 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	525,000	525,746
Total Industrial Revenue				525,746
Leasing — 1.2%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,039,090
Total Leasing				1,039,090
Local General Obligation — 16.2%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,254,397
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,273,746
County of Baltimore, Maryland	5.000%	3/1/30	1,000,000	1,268,490
County of Howard, Maryland	4.000%	8/15/45	2,000,000	2,395,060
County of Prince George's, Maryland	5.000%	7/15/40	1,750,000	2,220,663
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,157,200
Maryland Stadium Authority	0.120%	3/1/26	300,000	300,000	(b)
State of Maryland	4.000%	8/1/29	500,000	546,665
State of Maryland	5.000%	3/15/31	1,000,000	1,263,700
Total Local General Obligation				13,679,921
Pre-Refunded/Escrowed to Maturity (a) — 11.1%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,226,246
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,146,600
Total Pre-Refunded/Escrowed to Maturity				9,372,846
Special Tax Obligation — 3.5%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/30	2,985,000	2,994,880
Total Special Tax Obligation				2,994,880

1919 Funds 2020 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2020 (unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Transporatation — 9.2%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/44	$1,795,000	$1,910,221
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/30	3,000,000	3,648,240
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/31	2,000,000	2,211,700
Total Transporatation				7,770,161
Water & Sewer — 3.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	900,000	943,200
Water Projects, FGIC	5.000%	7/1/24	895,000	935,615
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.000%	6/1/37	1,000,000	1,215,760
Total Water & Sewer				3,094,575
Total Municipal Bonds — 97.7% (Cost — $77,242,741)				82,581,604
Investments in Securities at Value — 97.7% (Cost — $77,242,741)				82,581,604
Other Assets in Excess of Liabilities — 2.3%				1,920,749
Total Net Assets — 100.0%				$84,502,353

(a)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)  Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

LP  — Limited Partnership

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	32.6%
AA/Aa	31.8%
A	22.5%
BBB/Baa	13.1%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2020 (unaudited)

Assets:
Investments in securities at value (cost $77,242,741)	$82,581,604
Cash	208,048
Receivable for securities sold	800,002
Receivable for Fund shares sold	26,427
Interest receivable	1,043,306
Prepaid expenses	25,985
Total Assets	84,685,372
Liabilities:
Payable for Fund shares repurchased	66,652
Distributions to shareholders	19,889
Advisory fees payable	15,782
Distribution fees payable	15,511
Accrued other expenses	65,185
Total Liabilities	183,019
Net Assets	$84,502,353
Components of Net Assets:
Paid-in capital	$81,743,743
Total distributable earnings	2,758,610
Net Assets	$84,502,353
Class A:
Net Assets	$55,462,043
Shares Issued and Outstanding (unlimited shares authorized, no par value)	3,523,460
Net Asset Value and Redemption Price	$15.74
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.44
Class C:
Net Assets	$7,463,907
Shares Issued and Outstanding (unlimited shares authorized, no par value)	474,142
Net Asset Value, Redemption Price* and Offering Price Per Share	$15.74
Class I:
Net Assets	$21,576,403
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,370,031
Net Asset Value, Redemption Price and Offering Price Per Share	$15.75

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2020 (unaudited)

Investment Income:
Interest Income	$1,303,123
Expenses:
Advisory fees (Note 3)	230,428
Distribution fees (Note 6)	68,132
Transfer agent fees and expenses (Note 3 & Note 6)	53,584
Administration and fund accounting fees (Note 3)	40,753
Registration fees	20,261
Audit fees	10,244
Legal fees	7,409
Trustees' fees (Note 3)	5,972
Shareholder reporting fees	5,355
Compliance fees (Note 3)	3,202
Custody fees (Note 3)	2,389
Insurance fees	1,594
Interest expense	105
Miscellaneous	4,344
Total Expenses	453,772
Expenses waived by the Adviser (Note 3)	(134,159)
Net Expenses	319,613
Net Investment Income	983,510
Realized and Unrealized Gain on Investments:
Net Realized Gain	(15)
Net Change in Unrealized Appreciation/Depreciation	319,337
Net Realized and Unrealized Gain on Investments	319,322
Net Increase in Net Assets Resulting from Operations	$1,302,832

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31,	2020	2019
Increase (Decrease) in Net Assets From: Operations:
Net investment income	$983,510	$2,133,307
Net realized gain (loss) on investments	(15)	83,820
Net change in unrealized appreciation/depreciation on investments	319,337	1,786,475
Net Increase in Net Assets Resulting From Operations	1,302,832	4,003,602
Distributions to Shareholders:
Class A	(654,176)	(1,445,663)
Class C	(68,634)	(244,394)
Class I	(260,699)	(443,250)
Total Distributions to Shareholders	(983,509)	(2,133,307)
Capital Transactions:
Net proceeds from shares sold	6,025,741	19,552,600
Reinvestment of distributions	855,921	1,857,643
Cost of shares repurchased	(6,850,451)	(23,514,821)
Net Increase (Decrease) in Net Assets From Capital Transactions	31,211	(2,104,578)
Total Increase (Decrease) in Net Assets	350,534	(234,283)
Net Assets:
Beginning of period	84,151,819	84,386,102
End of period	$84,502,353	$84,151,819

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$15.68	$15.34	$15.63	$15.86	$16.15	$16.45
Income (loss) from investment operations:
Net investment income[1]	0.18	0.40	0.45	0.44	0.55	0.61
Net realized and unrealized gain (loss) on investments	0.06	0.34	(0.29)	(0.23)	(0.29)	(0.30)
Total income from investment operations	0.24	0.74	0.16	0.21	0.26	0.31
Less distributions:
From net investment income	(0.18)	(0.40)	(0.45)	(0.44)	(0.55)	(0.61)
Total distributions	(0.18)	(0.40)	(0.45)	(0.44)	(0.55)	(0.61)
Net asset value, end of year	$15.74	$15.68	$15.34	$15.63	$15.86	$16.15
Total return[2]	1.56%[5]	4.87%	1.04%	1.34%	1.59%	1.89%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$55,462	$57,000	$55,710	$69,068	$88,823	$93,064
Ratios to average net assets Gross expenses	1.07%[6]	1.07%	1.04%	0.97%	0.95%	0.93%
Net expenses[3]	0.75[6]	0.75[4]	0.75	0.75	0.75	0.75
Net investment income	2.36[6]	2.57	2.92	2.80	3.39	3.73
Portfolio turnover rate	11%[5]	21%	43%	23%	25%	5%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the year ended December 31, 2019.

5  Not Annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$15.68	$15.34	$15.63	$15.86	$16.15	$16.45
Income (loss) from investment operations:
Net investment income[1]	0.14	0.32	0.36	0.35	0.46	0.52
Net realized and unrealized gain (loss) on investments	0.06	0.34	(0.29)	(0.23)	(0.29)	(0.30)
Total income from investment operations	0.20	0.66	0.07	0.12	0.17	0.22
Less distributions:
From net investment income	(0.14)	(0.32)	(0.36)	(0.35)	(0.46)	(0.52)
Total distributions	(0.14)	(0.32)	(0.36)	(0.35)	(0.46)	(0.52)
Net asset value, end of year	$15.74	$15.68	$15.34	$15.63	$15.86	$16.15
Total return[2]	1.29%[5]	4.29%	0.49%	0.78%	1.03%	1.34%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$7,464	$7,875	$14,421	$17,562	$21,243	$22,144
Ratios to average net assets Gross expenses	1.60%[6]	1.61%	1.59%	1.54%	1.52%	1.52%
Net expenses[3]	1.30[6]	1.30[4]	1.30	1.30	1.30	1.30
Net investment income	1.81[6]	2.07	2.37	2.25	2.84	3.18
Portfolio turnover rate	11%[5]	21%	43%	23%	25%	5%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the year ended December 31, 2019.

5  Not Annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$15.69	$15.35	$15.63	$15.87	$16.16	$16.45
Income (loss) from investment operations:
Net investment income[1]	0.20	0.42	0.47	0.46	0.57	0.63
Net realized and unrealized gain (loss) on investments	0.06	0.34	(0.28)	(0.24)	(0.29)	(0.29)
Total income from investment operations	0.26	0.76	0.19	0.22	0.28	0.34
Less distributions:
From net investment income	(0.20)	(0.42)	(0.47)	(0.46)	(0.57)	(0.63)
Total distributions	(0.20)	(0.42)	(0.47)	(0.46)	(0.57)	(0.63)
Net asset value, end of year	$15.75	$15.69	$15.35	$15.63	$15.87	$16.16
Total return[2]	1.64%[5]	5.02%	1.26%	1.43%	1.74%	2.12%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$21,576	$19,277	$14,256	$15,411	$15,849	$16,713
Ratios to average net assets Gross expenses	0.93%[6]	0.93%	0.90%	0.88%	0.89%	0.89%
Net expenses[3]	0.60[6]	0.60[4]	0.60	0.60	0.60	0.60
Net investment income	2.51[6]	2.69	3.06	2.94	3.54	3.87
Portfolio turnover rate	11%[5]	21%	43%	23%	25%	5%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the year ended December 31, 2019.

5  Not Annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Socially Responsive Balanced Fund through June 30, 2020.

The impact of COVID-19 continues to be far reaching across the domestic and global landscape. Many lives have been changed irrevocably over the past several months, and many businesses are facing challenges never anticipated. A safe, effective, and proven vaccine will be both a health and economic game changer. It must be remembered that there is no modern playbook for the pandemic, the impact of which will be exacerbated by a potential second wave.

Also during the period we experienced significant civil protests following the killing of George Floyd, resulting in a period of reflection and action in reference to our commitment to diversity and inclusion.

With this backdrop, the first half of 2020 was a period of significant market volatility. In response, the Fund took a variety of measures to the changing social, economic and market conditions. For example, we eliminated exposure the travel and tourism industries, exposure to the Financials sector, and identified other ways to reduce risk. Subsequently, we identified new opportunities to invest in the alternative energy companies, as well as the Communications Services, Health Care, and Information Technology sectors.

The Fund is managed using socially responsible investment guidelines. An element of these guidelines is that the Fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint and we seek to invest in companies that address the challenges of climate change. So far this year we have maintained overweight positions in the Consumer Discretionary, Consumer Staples, Health Care, Industrials, and Information Technology sectors; underweight positions in the Energy, Financials, Materials, and Utilities sectors; and zero weight the Energy sector.

In the fixed-income portion of the Fund, we added primarily corporate bonds with maturities ranging from 5-30 years. Included in those purchases were green, sustainability and social impact bonds that were offered in the new issue market

1919 Funds 2020 Semi-Annual Report

at attractive levels. With rates so low and demand for yield high, we expect this challenging environment to remain for some time.

In the equity portion of the Fund, our stock selection in the Communications Services, Consumer Staples, Health Care, Industrials, Information Technology, Materials, and Utilities sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting the Energy and Materials sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Amazon.com Inc., Microsoft Corp., PayPal Holdings Inc., Apple Inc., and NVIDA Corp.

In the fixed-income portion of the Fund, the leading contributor to performance was our selection of corporate bonds. On an individual security basis, the largest contributors to return were Federal Home Loan Bank System 3.25% 11/16/28, U.S. Treasury 2.75% 2/15/28, U.S. Treasury 3.125% 11/15/28, MetLife, Inc. 4.55% 3/23/30 and Abbvie Inc. 4.4% 11/6/42.

In the equity portion of the Fund, our stock selection in the Financials and Real Estate sectors detracted from relative results for the year to date. In terms of sector positioning, our overweight in the Industrials sector detracted from performance. On an individual stock basis, the largest detractors from performance were Discover Financial Services, Citizens Financial Group, Boston Scientific Corp., Charles Schwab Corp., and Bank of America Corp.

In the fixed-income portion of the Fund, the leading detractor was the shorter duration and underweight to Treasuries. On an individual security basis, the largest detractors from performance were Host Hotels & Resorts, Inc. 3.375% 12/15/29, GNMA II 15yr Pool #MA6572, GNMA II 15yr Pool #MA6310, FNMA 30yr Pool #490446 and FNMA 15yr Pool #12379.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Duration — commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to shareholders (cont'd)

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/20 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2020 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2020

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	-2.78%
Class C	1.80
Without Sales Charges
Class A	3.15
Class C	2.80
Class I	3.33
S&P 500 Index(i)	-3.08
Bloomberg Barclays U.S. Aggregate Index(ii)	6.14
Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%)(iii)	0.01

†  Class A Shares have a maximum initial sales charge of 5.75%. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2020, the total annual operating expense ratios for Class A, Class C and Class I were 1.26%, 1.94% and 0.92%, respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Barclays Aggregate Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2020 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.15%	$1,000.00	$1,031.50	1.25%	$6.31
Class C	2.80	1,000.00	1,028.00	1.85	9.33
Class I	3.33	1,000.00	1,033.30	0.86	4.35

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.49%	$1,000.00	$1,018.65	1.25%	$6.27
Class C	2.49	1,000.00	1,015.66	1.85	9.27
Class I	2.49	1,000.00	1,020.59	0.86	4.32

1  For the six months ended June 30, 2020.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

1919 Funds 2020 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2020 Semi-Annual Report

Schedule of investments

June 30, 2020 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 65.0%
Communication Services — 2.4%
Netflix Inc.	8,645	$3,933,821	*
Walt Disney Co/The	25,279	2,818,861
Total Communication Services		6,752,682
Consumer Discretionary — 7.2%
Amazon.com Inc.	3,326	9,175,835	*
BorgWarner Inc.	64,301	2,269,825
Home Depot Inc/The	21,115	5,289,519
TJX Cos Inc.	66,048	3,339,387
Total Consumer Discretionary		20,074,566
Consumer Staples — 5.9%
Costco Wholesale Corp.	17,034	5,164,879
CVS Health Corp.	45,782	2,974,457
Darling Ingredients Inc.	16,032	394,708	*
Estee Lauder Cos. Inc., Class A Shares	18,139	3,422,466
PepsiCo Inc.	32,449	4,291,705
Total Consumer Staples		16,248,215
Financials — 6.7%
Bank of America Corp.	167,283	3,972,971
Charles Schwab Corp/The	88,233	2,976,982
CME Group Inc.	20,369	3,310,777
Hannon Armstrong Sustainable Infrastructure Capital Inc.	44,553	1,267,979
Prologis Inc.	33,964	3,169,860
Truist Financial Corp.	101,230	3,801,187
Total Financials		18,499,756
Health Care — 8.5%
Boston Scientific Corp.	117,212	4,115,314	*
Chubb Limited	23,202	2,937,837
Genmab A/S	67,870	2,300,114	*
Teleflex Inc.	13,595	4,948,308
Thermo Fisher Scientific Inc.	13,818	5,006,814
UnitedHealth Group Inc.	14,922	4,401,244
Total Health Care		23,709,631
Industrials — 8.4%
Cintas Corp.	14,186	3,778,583
Danaher Corp.	28,014	4,953,716
Eaton Corp. PLC	37,301	3,263,091
Illinois Tool Works Inc.	17,887	3,127,542
Union Pacific Corp.	19,393	3,278,775

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Verisk Analytics Inc., Class A			12,341	$2,100,438
Xylem Inc/NY			44,977	2,921,706
Total Industrials				23,423,851
Information Technology — 24.3%
Adobe Systems Inc.			9,504	4,137,186	*
Alphabet Inc., Class A Shares			4,934	6,996,659	*
Apple Inc.			28,886	10,537,613
Autodesk Inc.			12,346	2,953,040	*
Broadcom Inc.			7,397	2,334,567
Facebook Inc., Class A			19,861	4,509,837	*
Fortinet Inc.			13,441	1,845,046	*
Intuit Inc.			11,724	3,472,531
Microsoft Corp.			55,039	11,200,987
NVIDIA Corp.			9,859	3,745,532
PayPal Holdings Inc.			30,238	5,268,367	*
QUALCOMM Inc.			21,603	1,970,410
Salesforce.com Inc.			22,585	4,230,848	*
SolarEdge Technologies Inc			6,415	890,274	*
Visa Inc., Class A Shares			16,920	3,268,436
Total Information Technology				67,361,333
Utilities — 1.6%
American Water Works Co. Inc.			35,286	4,539,897
Total Utilities				4,539,897
Total Common Stocks (Cost — $116,476,642)				180,609,931
	Rate	Maturity Date	Face Amount
Asset Backed Securities — 0.1%
Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	$169,089	169,555
Total Asset Backed Securities (Cost — $168,872)				169,555
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	7,217	7,233
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	45,792	51,307
Total Collateralized Mortgage Obligations (Cost — $53,975)				58,540
Corporate Bonds — 17.5%
Communication Services — 0.7%
Walt Disney Co/The	2.300%	2/12/21	1,100,000	1,112,326
Walt Disney Co/The	2.200%	1/13/28	695,000	726,861
Total Communication Services				1,839,187

1919 Funds 2020 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2020 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 1.1%
Cintas Corp No 2	2.900%	4/1/22	$325,000	$337,681
Comcast Corp.	3.375%	2/15/25	210,000	234,592
Comcast Corp.	5.650%	6/15/35	600,000	849,164
Ford Foundation/The	2.415%	6/1/50	625,000	643,934
Starbucks Corp.	2.450%	6/15/26	250,000	266,991
Toyota Motor Credit Corp.	1.350%	8/25/23	740,000	754,383
Total Consumer Discretionary				3,086,745
Consumer Staples — 0.8%
CVS Health Corp.	3.875%	7/20/25	260,000	292,393
CVS Health Corp.	4.780%	3/25/38	345,000	429,228
PepsiCo Inc.	3.100%	7/17/22	390,000	410,048
PepsiCo Inc.	3.500%	3/19/40	575,000	679,391
Procter & Gamble Co/The	2.450%	3/25/25	350,000	380,110
Total Consumer Staples				2,191,170
Financials — 7.8%
Affiliated Managers Group Inc.	3.300%	6/15/30	755,000	771,605
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/22	410,000	420,030	(b)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/26	550,000	601,090	(b)
Bank of America Corp.	4.183%	11/25/27	525,000	601,524
Bank of Montreal	3.100%	7/13/20	1,500,000	1,501,275
Bank of Montreal	1.850%	5/1/25	800,000	828,813
Bank of New York Mellon Corp/The	1.600%	4/24/25	415,000	430,235
BlackRock Inc.	4.250%	5/24/21	400,000	413,417
BlackRock Inc.	3.250%	4/30/29	455,000	523,636
BlackRock Inc.	2.400%	4/30/30	710,000	766,892
Boston Properties LP	4.500%	12/1/28	535,000	640,756
Citigroup Inc.	5.500%	9/13/25	325,000	385,836
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	1,000,000	1,022,536
Goldman Sachs Group Inc.	3.500%	11/16/26	1,830,000	2,014,048
Host Hotels & Resorts LP	3.375%	12/15/29	1,300,000	1,244,107
HSBC Holdings PLC	4.000%	3/30/22	635,000	670,293
Intercontinental Exchange Inc.	3.750%	12/1/25	500,000	570,154
MetLife Inc.	4.550%	3/23/30	660,000	825,792
PNC Financial Services Group Inc.	2.200%	11/1/24	975,000	1,034,357
Prologis Inc.	2.250%	4/15/30	870,000	917,289
Prudential Financial Inc.	1.500%	3/10/26	1,570,000	1,605,279
Simon Property Group LP	3.375%	12/1/27	510,000	542,068
State Street Corp.	3.700%	11/20/23	370,000	410,655

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
State Street Corp.	3.550%	8/18/25	$360,000	$409,720
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)	3.031%	11/1/34	520,000	559,808	(b)
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	338,201
Toronto-Dominion Bank	1.850%	9/11/20	575,000	576,728
Toronto-Dominion Bank	1.150%	6/12/25	1,175,000	1,189,941
Total Financials				21,816,085
Health Care — 2.5%
AbbVie Inc.	4.250%	11/14/28	600,000	702,770
AbbVie Inc.	4.400%	11/6/42	1,120,000	1,342,456
Anthem Inc.	2.875%	9/15/29	530,000	575,045
Bristol-Myers Squibb Co.	3.900%	2/20/28	365,000	429,643	(c)
Bristol-Myers Squibb Co.	3.400%	7/26/29	725,000	845,299	(c)
Express Scripts Holding Co.	3.050%	11/30/22	600,000	619,907
Gilead Sciences Inc.	4.500%	4/1/21	400,000	408,339
Gilead Sciences Inc.	4.600%	9/1/35	320,000	420,857
UnitedHealth Group Inc.	3.500%	8/15/39	515,000	599,701
Welltower Inc.	2.700%	2/15/27	1,200,000	1,248,173
Total Health Care				7,192,190
Industrials — 0.4%
Xylem Inc/NY	1.950%	1/30/28	1,085,000	1,096,565
Total Industrials				1,096,565
Information Technology — 1.2%
Adobe Systems Inc.	2.150%	2/1/27	850,000	913,294
Apple Inc.	2.850%	2/23/23	575,000	610,833
Mastercard Inc.	3.300%	3/26/27	350,000	396,999
Microsoft Corp.	4.200%	11/3/35	565,000	737,075
QUALCOMM Inc. (3M US LIBOR + 0.73%)	1.490%	1/30/23	340,000	343,658	(a)
QUALCOMM Inc.	3.450%	5/20/25	500,000	557,656
Total Information Technology				3,559,515
Materials — 0.2%
Nutrien Ltd.	4.200%	4/1/29	425,000	493,556
Total Materials				493,556
Telecommunication Services — 1.3%
AT&T Inc.	4.450%	4/1/24	425,000	477,732
AT&T Inc.	2.300%	6/1/27	750,000	777,666
AT&T Inc.	4.350%	3/1/29	465,000	542,559
Verizon Communications Inc.	4.329%	9/21/28	327,000	393,830
Verizon Communications Inc.	3.875%	2/8/29	410,000	485,283
Verizon Communications Inc.	4.500%	8/10/33	350,000	436,427
Verizon Communications Inc.	5.250%	3/16/37	335,000	449,023
Total Telecommunication Services				3,562,520

1919 Funds 2020 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2020 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 1.3%
Avangrid Inc.	3.800%	6/1/29	$650,000	$753,624
DTE Electric Co.	4.050%	5/15/48	380,000	468,001
Duke Energy Carolinas LLC	3.350%	5/15/22	955,000	1,003,419
Georgia Power Co.	3.250%	4/1/26	345,000	375,445
MidAmerican Energy Co.	3.650%	4/15/29	475,000	567,327
Public Service Co of Colorado	3.200%	3/1/50	520,000	582,442
Total Utilities				3,750,258
Total Corporate Bonds (Cost — $44,691,549)				48,587,791
Foreign Government Agency Issues — 1.3%
International Bank for Reconstruction & Development	0.625%	4/22/25	1,620,000	1,633,875
International Bank for Reconstruction & Development	3.125%	11/20/25	930,000	1,058,386
International Finance Corp.	2.000%	10/24/22	785,000	816,638
Total Foreign Government Agency Issues (Cost — $3,323,266)				3,508,899
Mortgage Backed Securities — 1.0%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool G18082	5.000%	11/1/20	2,094	2,202
Gold Pool G12379	4.500%	6/1/21	1,270	1,338
Gold Pool J04311	6.000%	2/1/22	5,763	5,901
Gold Pool C91417	3.500%	1/1/32	96,156	102,960
Gold Pool A35826	5.000%	7/1/35	26,450	28,871
Gold Pool G08112	6.000%	2/1/36	67,634	78,895
Gold Pool G02564	6.500%	1/1/37	34,520	40,281
Gold Pool G08179	5.500%	2/1/37	24,988	28,720
Gold Pool A65694	6.000%	9/1/37	30,044	34,575
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	11	12
Pool 808156	4.500%	2/1/35	8,758	9,410
Pool 891596	5.500%	6/1/36	931	1,067
Pool 190375	5.500%	11/1/36	4,125	4,737
Pool 916386	6.000%	5/1/37	26,854	31,279
Pool 946594	6.000%	9/1/37	25,596	29,776
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/34	787,921	828,396
Gold Pool MA6572	3.000%	4/20/35	1,375,771	1,446,702
Gold Pool 550763X	5.000%	12/15/35	109,379	125,024
Gold Pool 003922M	7.000%	11/20/36	15,722	18,576
Total Mortgage Backed Securities (Cost — $2,765,939)				2,818,722
U.S. Government & Agency Obligations — 8.1%
Federal Home Loan Banks (FHLB) (US SOFR + 0.11)	0.185%	10/1/20	1,000,000	1,000,028	(a)
Federal Home Loan Banks (FHLB)	3.250%	11/16/28	2,125,000	2,534,309
Federal Home Loan Banks (FHLB)	5.500%	7/15/36	125,000	195,633

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — continued
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	$115,000	$173,511
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	380,000	597,934
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	520,000	524,725
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	985,000	1,428,621
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	469,982
United States Treasury Bill	0.108%	7/21/20	1,000,000	999,940	(d)
United States Treasury Bonds	7.875%	2/15/21	800,000	838,234
United States Treasury Bonds	8.000%	11/15/21	250,000	276,914
United States Treasury Bonds	7.250%	8/15/22	780,000	897,503
United States Treasury Bonds	7.625%	11/15/22	850,000	1,000,725
United States Treasury Bonds	7.125%	2/15/23	325,000	384,433
United States Treasury Bonds	6.250%	8/15/23	550,000	654,070
United States Treasury Bonds	7.500%	11/15/24	1,105,000	1,453,723
United States Treasury Bonds	7.625%	2/15/25	390,000	522,120
United States Treasury Bonds	6.875%	8/15/25	100,000	133,475
United States Treasury Bonds	6.750%	8/15/26	90,000	124,703
United States Treasury Bonds	6.500%	11/15/26	135,000	186,838
United States Treasury Bonds	6.125%	11/15/27	675,000	952,343
United States Treasury Bonds	5.500%	8/15/28	335,000	467,587
United States Treasury Bonds	3.500%	2/15/39	573,000	811,097
United States Treasury Bonds	4.375%	11/15/39	204,000	320,929
United States Treasury Notes	2.625%	8/15/20	900,000	902,729
United States Treasury Notes	3.000%	10/31/25	905,000	1,032,584
United States Treasury Notes	2.750%	2/15/28	1,630,000	1,901,752
United States Treasury Notes	3.125%	11/15/28	1,455,000	1,759,470
Total U.S. Government & Agency Obligations (Cost — $20,536,164)				22,545,912
			Shares
Short-Term Investment — 8.0%
Fidelity Investments Money Market — Government Portfolio — Class I	0.060%		22,273,463	22,273,463	(e)
Total Short-Term Investment (Cost — $22,273,463)				22,273,463
Total Investments — 101.0% (Cost — $210,289,870)				280,572,813
Liabilities in Excess of Other Assets — (1.0)%				(2,656,904)
Total Net Assets — 100.0%				$277,915,909

1919 Funds 2020 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2020 (unaudited)

1919 Socially Responsive Balanced Fund

Notes:

*  Non-income producing security.

(a)  Variable rate security. Reference rate and spread are included in the description.

(b)  Fixed to floating rate. Effective date of change and formula disclosed.

(c)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified buyers on a public offering registered under Securities Act of 1933. The security has been deemed liquid by the advisor. At June 30, 2020, the value of these securities totaled $1,274,942.

(d)  Rate disclosed is yield of the position.

(e)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

LIBOR  — London Inter-Bank Offered Rate

LLC   — Limited Liability Corporation

LP   — Limited Partnership

PLC   — Public Limited Company

SOFR   — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2020 (unaudited)

Assets:
Investments in securities at value (cost $210,289,870)	$280,572,813
Receivable for Fund shares sold	1,543,189
Dividends and interest receivable	592,772
Prepaid expenses	45,259
Total Assets	282,754,033
Liabilities:
Payable for Fund shares repurchased	129,401
Payable to custodian	999,934
Distribution to shareholders	11,329
Advisory fees payable	148,936
Investments payable	3,361,156
Distribution fees payable	72,757
Accrued other expenses	114,611
Total Liabilities	4,838,124
Net Assets	$277,915,909
Components of Net Assets:
Paid-in capital	$211,215,603
Total distributable earnings	66,700,306
Net Assets	$277,915,909
Class A:
Net Assets	$145,963,416
Issued and Outstanding (unlimited shares authorized, no par value)	6,907,985
Net Asset Value, Redemption Price and Offering Price Per Share	$21.13
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$22.42
Class C:
Net Assets	$28,499,484
Issued and Outstanding (unlimited shares authorized, no par value)	1,342,000
Net Asset Value, Redemption Price* and Offering Price Per Share	$21.24
Class I:
Net Assets	$103,453,009
Issued and Outstanding (unlimited shares authorized, no par value)	4,895,736
Net Asset Value, Redemption Price and Offering Price Per Share	$21.13

*  Redemption price per share is NAV of Class C shares reduced by a CDSC of up to 1.00%, contingent upon timing of redemption (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2020 (unaudited)

Investment Income:
Dividend income (Net of foreign tax of $2,592)	$905,661
Interest income	949,807
Total Investment Income	1,855,468
Expenses:
Advisory fees (Note 3)	721,121
Distribution fees (Note 6)	280,670
Transfer agent fees and expenses (Note 3 & Note 6)	153,207
Administration and fund accounting fees (Note 3)	74,349
Fees recaptured by Adviser (Note 3)	71,514
Registration fees	35,451
Shareholder reporting fees	11,747
Custody fees (Note 3)	9,540
Audit fees	8,701
Legal fees	7,134
Trustees' fees (Note 3)	5,968
Compliance fees (Note 3)	3,129
Insurance fees	1,855
Tax Expense	1,033
Miscellaneous fees	4,733
Total Expenses	1,390,152
Net Investment Income	465,316
Realized and Unrealized Gain on Investments:
Net Realized Loss	(3,562,888)
Net Change in Unrealized Appreciation/Depreciation	11,806,352
Net Realized and Unrealized Gain on Investments	8,243,464
Net Increase in Net Assets Resulting from Operations	$8,708,780

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) For the Year Ended December 31,	2020	2019
Increase (Decrease) in Net Assets From: Operations:
Net investment income	$465,316	$1,104,679
Net realized gain (loss) on investments	(3,562,888)	94,099
Net change in unrealized appreciation/depreciation on investments	11,806,352	35,234,588
Net Increase in Net Assets Resulting From Operations	8,708,780	36,433,366
Distributions to Shareholders:
Class A	(396,829)	(796,479)
Class B	—	(140)
Class C	(17,362)	(31,315)
Class I	(330,813)	(386,505)
Total Distributions to Shareholders	(745,004)	(1,214,439)
Capital Transactions:
Net proceeds from shares sold	69,279,806	93,537,327
Reinvestment of distributions	698,811	1,158,348
Cost of shares repurchased	(29,094,276)	(32,468,206)
Net Increase in Net Assets From Capital Transactions	40,884,341	62,227,469
Total Increase in Net Assets	48,848,117	97,446,396
Net Assets:
Beginning of period	229,067,792	131,621,396
End of period	$277,915,909	$229,067,792

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$20.55	$16.59	$17.94	$16.39	$16.65	$18.49
Income (loss) from investment operations:
Net investment income[1]	0.03	0.12	0.10	0.11	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.61	3.97	(0.28)	2.55	0.85	(0.50)
Total income (loss) from investment operations	0.64	4.09	(0.18)	2.66	0.96	(0.38)
Less distributions:
From net investment income	(0.06)	(0.10)	(0.10)	(0.10)	(0.11)	(0.13)
From net realized gain on investments	—	(0.03)	(1.07)	(1.01)	(1.11)	(1.33)
Total distributions	(0.06)	(0.13)	(1.17)	(1.11)	(1.22)	(1.46)
Net asset value, end of year	$21.13	$20.55	$16.59	$17.94	$16.39	$16.65
Total return[2]	3.15%[4]	24.69%	-1.31%	16.36%	5.76%	-2.08%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$145,964	$137,213	$100,584	$106,418	$97,110	$102,033
Ratios to average net assets Gross expenses	1.25%[5]	1.25%	1.28%	1.32%	1.36%	1.21%
Net Expenses[3]	1.25[5]	1.25	1.25	1.26	1.27	1.21
Net investment income	0.32[5]	0.62	0.55	0.62	0.66	0.65
Portfolio turnover rate	10%[4]	11%	13%	30%	32%	26%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.27%. See Note 3.

4  Not annualized.

5  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$20.67	$16.73	$18.11	$16.57	$16.83	$18.69
Income (loss) from investment operations:
Net investment loss[1]	(0.03)	(0.01)	(0.03)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.62	3.99	(0.28)	2.58	0.86	(0.51)
Total income (loss) from investment operations	0.59	3.98	(0.31)	2.56	0.85	(0.53)
Less distributions:
From net investment income	(0.02)	(0.01)	—	(0.01)	—	(0.00)[2]
From net realized gain on investments	—	(0.03)	(1.07)	(1.01)	(1.11)	(1.33)
Total distributions	(0.02)	(0.04)	(1.07)	(1.02)	(1.11)	(1.33)
Net asset value, end of year	$21.24	$20.67	$16.73	$18.11	$16.57	$16.83
Total return[3]	2.80%[5]	23.78%	-1.95%	15.47%	5.02%	-2.82%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$28,500	$19,006	$12,732	$11,982	$12,359	$13,458
Ratios to average net assets Gross expenses	1.85%[6]	1.93%	1.97%	2.01%	2.04%	2.01%
Net Expenses[4]	1.85[6]	1.93	1.97	1.99	1.98	1.98
Net investment loss	(0.27)[6]	(0.07)	(0.17)	(0.12)	(0.05)	(0.11)
Portfolio turnover rate	10%[5]	11%	13%	30%	32%	26%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Amount represents less than $0.01 per share.

3  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

4  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.98%. See Note 3.

5  Not annualized.

6  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$20.54	$16.57	$17.91	$16.36	$16.63	$18.47
Income (loss) from investment operations:
Net investment income[1]	0.07	0.19	0.16	0.15	0.16	0.16
Net realized and unrealized gain (loss) on investments	0.60	3.96	(0.29)	2.56	0.84	(0.50)
Total income (loss) from investment operations	0.67	4.15	(0.13)	2.71	1.00	(0.34)
Less distributions:
From net investment income	(0.08)	(0.15)	(0.14)	(0.15)	(0.16)	(0.17)
From net realized gain on investments	—	(0.03)	(1.07)	(1.01)	(1.11)	(1.33)
Total distributions	(0.08)	(0.18)	(1.21)	(1.16)	(1.27)	(1.50)
Net asset value, end of year	$21.13	$20.54	$16.57	$17.91	$16.36	$16.63
Total return[2]	3.33%[4]	25.10%	-1.00%	16.71%	6.02%	-1.89%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$103,453	$72,849	$18,027	$8,965	$5,961	$5,207
Ratios to average net assets Gross expenses	0.86%[5]	0.91%	0.96%	1.01%	1.06%	1.06%
Net Expenses[3]	0.86[5]	0.91	0.96	1.00	1.00	1.00
Net investment income	0.72[5]	0.98	0.89	0.86	1.00	0.87
Portfolio turnover rate	10%[4]	11%	13%	30%	32%	26%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent. See Note 3.

4  Not annualized.

5  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited)

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Socially Responsive Fund are registered as a diversified series; the Maryland Fund is registered as non-diversified investment series.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

On July 5, 2019 the last remaining Class B shares were automatically converted to Class A shares after being held by the shareholders for approximately 8 years from the date of purchase. For several years prior to the conversion of those shares out of Class B, all purchases by new and existing shareholders were restricted and limited to dividend reinvestments only. Accordingly, the conversion of these last remaining shares out of Class B effectively terminated Class B of the Fund.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Funds are each considered an investment company under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$136,799,368	$—	$—	$136,799,368
Total long-term investments	136,799,368	—	—	136,799,368
Short-term investment	2,755,146	—	—	2,755,146
Total investments	$139,554,514	$—	$—	$139,554,514

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$82,581,604	$—	$—	$82,581,604
Total investments	$82,581,604	$—	$—	$82,581,604

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$180,609,931	$—	$—	$180,609,931
Asset Backed Securities	—	169,555	—	169,555
Collateralized Mortgage Obligations	—	58,540	—	58,540
Corporate Bonds	—	48,587,791	—	48,587,791
Foreign Government Agency Issues	—	3,508,899	—	3,508,899
Mortgage Backed Securities	—	2,818,722	—	2,818,722
U.S. Government & Agency Obligations	—	22,545,912	—	22,545,912
Total long-term investments	180,609,931	77,689,419	—	258,299,350
Short-term investment	22,273,463	—	—	22,273,463
Total investments	$202,883,394	$77,689,419	$—	$280,572,813

*  See Schedule of investments for additional detailed categorizations.

1919 Funds 2020 Semi-Annual Report

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2020 the Financial Services Fund held foreign currency.

(c) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

1919 Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds (these are taxable for shareholders of the Maryland Fund). Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Funds 2020 Semi-Annual Report

(h) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2020, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

1919 Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Effective April 30, 2017, the Adviser has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2021, but may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. From November 10, 2014 to April 29, 2017, a similar agreement was in place with limits as follows:

Fund	Class A	Class C	Class I
Financial Services Fund	1.46%	2.13%	1.05%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.27%	1.98%	1.00%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the period ended June 30, 2020, the Adviser recouped $71,514 from the Socially Responsive Fund. The amounts waived are detailed on each Fund's Statement of operations.

During the period ended June 30, 2020, Stifel Nicolaus, an affiliate of the Adviser and the Funds was paid for distribution and transfer agent fees of $56,717 and $7,710, respectively.

At June 30, 2020, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,	Maryland Fund
2020:	$143,481
2021:	264,876
2022:	267,268
2023*:	134,159
Total	809,784

*  Eligible for recapture through June 30, 2023

1919 Funds 2020 Semi-Annual Report

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Funds' administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds' custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar"), serves as the Funds' distributor and principal underwriter. For the period ended, June 30, 2020, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$74,349	$40,753	$50,676
Custody	9,540	2,389	10,667
Transfer agent*	56,317	31,899	56,317
Compliance	3,129	3,202	3,130

*  Statement of operations includes combined service fees paid to various intermediaries as detailed on Note 6.

At June 30, 2020, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$35,044	$19,590	$35,044
Custody	3,978	907	3,978
Transfer agent	27,612	16,022	27,612
Compliance	1,570	1,606	1,570

The above payable amounts are included in Accrued other expenses in each Fund's Statement of assets and liabilities.

The Independent Trustees were paid $17,907 for their services and reimbursement of travel expenses during the period ended June 30, 2020. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

1919 Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

For the period ended June 30, 2020, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the period ended June 30, 2020, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$1,468
Maryland Fund	N/A	$351
Socially Responsive Fund	N/A	$594

Note 4. Investments transactions

During the period ended June 30, 2020 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$2,501,953	—
Sales	$25,503,682	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$8,795,810	—
Sales	$10,920,000	—

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$61,053,277	$4,366,616
Sales	$20,723,485	$1,269,796

Note 5. Income tax information and distributions to shareholders

At December 31, 2019, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$124,099,855	$79,586,804	$173,147,092
Gross tax unrealized appreciation	94,509,205	5,045,931	59,402,148
Gross tax unrealized depreciation	(1,089,733)	(26,405)	(978,168)
Net tax unrealized appreciation on investment	93,419,472	5,019,526	58,423,980
Undistributed ordinary income	205,705	—	256,288
Undistributed tax-exempt income	—	111,386	—
Undistributed long-term capital gains	779,119	—	81,861

1919 Funds 2020 Semi-Annual Report

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital loss carryforwards	$—	$(2,604,794)	$—
Other book/tax temporary differences*	(37,440)	(86,831)	(25,599)
Total distributable earnings	$94,366,856	$2,439,287	$58,736,530

*  Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.

The tax character of distributions paid during the six months ended June 30, 2020 and the fiscal year ended December 31, 2019, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Distribution Paid From:
Ordinary Income	$—	$1,246,386
Net Long Term Capital Gains	—	6,943,108
Total	$—	$8,189,494

MARYLAND FUND

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Distribution Paid From:
Tax Exempt Income	$983,509	$2,096,954
Ordinary Income	—	36,353
Total	$983,509	$2,133,307

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Distribution Paid From:
Ordinary Income	$745,004	$1,021,423
Net Long Term Capital Gains	—	193,016
Total	$745,004	$1,214,439

GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of foreign currency gains and losses and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, the following table shows the reclassifications made:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
Financial Services Fund	$—	$—	$—
Maryland Fund	—	—	—
Socially Responsive Fund	2,651	23,233	(25,884)

1919 Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

As of December 31, 2019, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2019, the Funds deferred, on a tax basis, post-October losses as shown in the table below:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	—	$121,361	—
Capital Loss Carryovers — Long-Term	—	2,483,433	—
Post-October Losses	—	—	—

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable) and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
Maryland Fund	0.15%	N/A	N/A	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the six months ended June 30, 2020, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	June 30, 2020
	Distribution Fees	Transfer Agent Fees
Class A	$76,574	$32,217
Class C	151,289	9,612
Class I	—	28,498
Total	$227,863	$70,327

1919 Funds 2020 Semi-Annual Report

MARYLAND FUND

	June 30, 2020
	Distribution Fees	Transfer Agent Fees
Class A	$41,574	$14,267
Class C	26,558	1,079
Class I	—	6,340
Total	$68,132	$21,686

SOCIALLY RESPONSIVE FUND

	June 30, 2020
	Distribution Fees	Transfer Agent Fees
Class A	$168,887	$66,561
Class C	111,783	5,908
Class I	—	24,422
Total	$280,670	$96,891

Note 7. Shares of beneficial interest

The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	200,027	$4,410,214	640,933	$17,000,095
Shares issued on reinvestment	—	—	98,362	2,685,266
Shares repurchased	(411,986)	(9,224,172)	(1,087,866)	(28,491,445)
Net decrease	(211,959)	$(4,813,958)	(348,571)	$(8,806,084)
Class C
Shares sold	64,962	$1,427,870	97,790	$2,343,145
Shares issued on reinvestment	—	—	54,676	1,364,162
Shares repurchased	(366,109)	(7,277,724)	(808,192)	(19,495,910)
Net decrease	(301,147)	$(5,849,854)	(655,726)	$(15,788,603)
Class I
Shares sold	495,034	$11,638,903	764,948	$20,166,023
Shares issued on reinvestment	—	—	129,236	3,564,351
Shares repurchased	(1,215,698)	(25,584,438)	(2,018,544)	(52,593,155)
Net decrease	(720,664)	$(13,945,535)	(1,124,360)	$(28,862,781)

1919 Funds 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	109,008	$1,716,285	648,578	$10,146,605
Shares issued on reinvestment	36,276	569,446	80,979	1,264,061
Shares repurchased	(256,217)	(4,043,970)	(726,433)	(11,340,522)
Net increase (decrease)	(110,933)	$(1,758,239)	3,124	$70,144
Class C
Shares sold	45,751	$714,835	57,643	$894,554
Shares issued on reinvestment	3,674	57,662	12,622	196,684
Shares repurchased	(77,369)	(1,214,547)	(508,144)	(7,957,460)
Net decrease	(27,944)	$(442,050)	(437,879)	$(6,866,222)
Class I
Shares sold	228,773	$3,594,621	543,895	$8,511,441
Shares issued on reinvestment	14,571	228,813	25,403	396,898
Shares repurchased	(101,802)	(1,591,934)	(269,652)	(4,216,839)
Net increase	141,542	$2,231,500	299,646	$4,691,500

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	631,591	$12,751,378	1,201,948	$23,191,922
Shares issued on reinvestment	19,893	371,036	39,470	757,200
Shares repurchased	(420,160)	(8,366,969)	(625,875)	(11,882,323)
Net increase	231,324	$4,755,445	615,543	$12,066,799
Class B
Shares sold	—	$—	—	$—
Shares issued on reinvestment	—	—	8	138
Shares repurchased	—	—	(17,326)	(323,208)
Net decrease	—	$—	(17,318)	$(323,070)
Class C
Shares sold	531,201	$10,867,068	492,561	$9,506,076
Shares issued on reinvestment	891	16,329	1,465	28,972
Shares repurchased	(109,605)	(2,173,822)	(335,770)	(6,477,060)
Net increase	422,487	$8,709,575	158,256	$3,057,988
Class I
Shares sold	2,270,761	$45,661,360	3,156,042	$60,839,329
Shares issued on reinvestment	16,347	311,446	19,170	372,038
Shares repurchased	(938,302)	(18,553,485)	(716,073)	(13,785,615)
Net increase	1,348,806	$27,419,321	2,459,139	$47,425,752

1919 Funds 2020 Semi-Annual Report

Note 8. COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

Note 9. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2020	$0.031139	$0.023787	$0.033153

Note 10. New accounting pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate ("LIBOR") quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU's adoption to the Funds' financial statements and various filings.

1919 Funds 2020 Semi-Annual Report

1919 Funds

Other information (unaudited)

June 30, 2020

Proxy Voting

The Funds' proxy voting guidelines and a record of the Funds' proxy votes for the 12 months ended June 30, 2020 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Statement Regarding Liquidity Risk Management Program

Each Fund has adopted a liquidity risk management program. The Funds' Board has designated a committee of the Adviser to serve as the administrator of the program. Personnel of the Adviser conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund's liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund's investments, limiting the amount of each Fund's illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee's process of determining the degree of liquidity of each Fund's investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through December 31, 2019. No liquidity events impacting any of the Funds were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund's liquidity risk.

1919 Funds 2020 Semi-Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2020 Semi-Annual Report

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2020

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to Shareholders	II
Fund performance	1
Fund expenses	2
Fund at a glance	3
Schedule of investments	4
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14
Other information	21
Privacy notice	22
Directory of Fund's service providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Variable Socially Responsive Balanced Fund through June 30, 2020.

The impact of COVID-19 continues to be far reaching across the domestic and global landscape. Many lives have been changed irrevocably over the past several months, and many businesses are facing challenges never anticipated. A safe, effective, and proven vaccine will be both a health and economic game changer. It must be remembered that there is no modern playbook for the pandemic, the impact of which will be exacerbated by a potential second wave.

Also during the period we experienced significant civil protests following the killing of George Floyd, resulting in a period of reflection and action in reference to our commitment to diversity and inclusion.

With this backdrop, the first half of 2020 was a period of significant market volatility. In response, the Fund took a variety of measures to the changing social, economic and market conditions. For example, we eliminated exposure to the travel and tourism industries, exposure to the Financials sector, and identified other ways to reduce risk. Subsequently, we identified new opportunities to invest in alternative energy companies, as well as the Communications Services, Health Care, and Information Technology sectors.

The Fund is managed using socially responsible investment guidelines. An element of these guidelines is that the Fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint and we seek to invest in companies that address the challenges of climate change. So far this year we have maintained overweight positions in the Consumer Discretionary, Consumer Staples, Health Care, Industrials, and Information Technology sectors; underweight positions in the Energy, Financials, Materials, and Utilities sectors; and zero weight the Energy sector.

In the fixed-income portion of the Fund, we added primarily corporate bonds with maturities ranging from 5-30 years. Included in those purchases were green, sustainability and social impact bonds that were offered in the new issue market at attractive levels. With rates so low and demand for

1919 Variable Socially Responsive Balanced Fund 2020 Semi-Annual Report
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yield high, we expect this challenging environment to remain for some time.

In the equity portion of the Fund, our stock selection in the Communications Services, Consumer Staples, Health Care, Industrials, Information Technology, Materials, and Utilities sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting the Energy and Materials sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Amazon.com Inc., Microsoft Corp., PayPal Holdings Inc., Apple Inc., and NVIDA Corp.

In the fixed-income portion of the Fund, the leading contributor to performance was our overweight allocation to corporate bonds, more specifically our selection of bonds. On an individual security basis, the largest contributors to return were U.S. Treasury 4.375% 11/15/39, Federal National Mortgage Association 6.625% 11/15/30, U.S. Treasury 3.5% 2/15/39, Comcast Corp. 5.65% 6/15/35 and Microsoft Corp. 4.2% 11/3/2035.

In the equity portion of the Fund, our stock selection in the Financials and Real Estate sectors detracted from relative results for the year to date. In terms of sector positioning, our overweight in the Industrials sector detracted from performance. On an individual stock basis, the largest detractors from performance were Discover Financial Services, Citizens Financial Group, Boston Scientific Corp., Charles Schwab Corp., and Bank of America Corp.

In the fixed-income portion of the Fund, the leading detractor was the underweight to

Treasuries. On an individual security basis, the largest detractors from performance were Host Hotels & Resorts LP 3.375% 12/15/29, FNMA 15yr Pool #896885, FHLMC Remic Series 3835, Aflac Inc. 4.0% 2/15/22 and FNMA 30yr Pool #900936.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/2020 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

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Letter to Shareholders (cont'd)

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2020 Semi-Annual Report
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Fund performance (unaudited)

Total Returns as of June 30, 2020

6 Months
1919 Variable Socially Responsive Balanced Fund	3.70%
S&P 500 Index(i)	-3.08
Bloomberg Barclays U.S. Aggregate Index(ii)	6.14
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	0.01

As of the Fund's current prospectus dated April 30, 2020, the gross total and net annual operating expense ratios were 1.34% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

(iv)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through April 30, 2021.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

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Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
3.70%	$1,000.00	$1,037.00	0.89%	$4.84

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.49%	$1,000.00	$1,020.33	0.90%	$4.51

1  For the six months ended June 30, 2020.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2020 and December 31, 2019. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

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Schedule of investments

June 30, 2020 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 69.0%
Communication Services — 2.6%
Netflix Inc.	1,215	$552,874	*
Walt Disney Co/The	3,690	411,472
Total Communication Services		964,346
Consumer Discretionary — 7.8%
Amazon.com Inc.	475	1,310,440	*
BorgWarner Inc.	9,380	331,114
Home Depot Inc/The	2,995	750,277
TJX Cos Inc.	9,420	476,275
Total Consumer Discretionary		2,868,106
Consumer Staples — 6.2%
Costco Wholesale Corp.	2,385	723,156
CVS Health Corp.	6,370	413,859
Darling Ingredients Inc.	2,275	56,011	*
Estee Lauder Cos. Inc., Class A Shares	2,495	470,756
PepsiCo Inc.	4,580	605,751
Total Consumer Staples		2,269,533
Financials — 7.2%
Bank of America Corp.	23,440	556,700
Charles Schwab Corp/The	12,570	424,112
CME Group Inc.	2,905	472,178
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,073	172,837
Prologis Inc.	4,845	452,184
Truist Financial Corp.	15,875	596,106
Total Financials		2,674,117
Health Care — 9.1%
Boston Scientific Corp.	16,740	587,742	*
Chubb Limited	3,315	419,745
Genmab A/S	9,490	321,616	*
Teleflex Inc.	1,940	706,121
Thermo Fisher Scientific Inc.	1,895	686,634
UnitedHealth Group Inc.	2,135	629,718
Total Health Care		3,351,576
Industrials — 8.8%
Cintas Corp.	2,025	539,379
Danaher Corp.	3,855	681,680
Eaton Corp. PLC	4,820	421,653
Illinois Tool Works Inc.	2,555	446,742
Union Pacific Corp.	2,765	467,478

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1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Verisk Analytics Inc.			1,590	$270,618
Xylem Inc/NY			6,430	417,693
Total Industrials				3,245,243
Information Technology — 25.6%
Adobe Systems Inc.			1,340	583,315	*
Alphabet Inc., Class A Shares			705	999,725	*
Apple Inc.			4,120	1,502,976
Autodesk Inc.			1,675	400,643	*
Broadcom Inc.			1,055	332,969
Facebook Inc., Class A			2,835	643,744	*
Fortinet Inc.			1,842	252,852	*
Intuit Inc.			1,675	496,118
Microsoft Corp.			7,573	1,541,181
NVIDIA Corp.			1,415	537,572
PayPal Holdings Inc.			4,147	722,532	*
QUALCOMM Inc.			2,975	271,350
Salesforce.com Inc.			3,225	604,139	*
SolarEdge Technologies Inc.			910	126,290	*
Visa Inc., Class A Shares			2,309	446,030
Total Information Technology				9,461,436
Utilities — 1.7%
American Water Works Co. Inc.			4,930	634,294
Total Utilities				634,294
Total Common Stocks (Cost — $13,129,534)				25,468,651
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	$2,165	2,170
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	6,296	7,055
Total Collateralized Mortgage Obligations (Cost — $8,611)				9,225
Corporate Bonds — 20.2%
Communication Services — 0.3%
Walt Disney Co/The	2.200%	1/13/28	90,000	94,126
Total Communication Services				94,126

1919 Variable Socially Responsive Balanced Fund 2020 Semi-Annual Report
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Schedule of investments (cont'd)

June 30, 2020 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 1.1%
Comcast Corp.	3.375%	2/15/25	$70,000	$78,197
Comcast Corp.	5.650%	6/15/35	200,000	283,055
Ford Foundation/The	2.415%	6/1/50	60,000	61,818
Total Consumer Discretionary				423,070
Consumer Staples — 1.0%
CVS Health Corp.	4.780%	3/25/38	105,000	130,634
PepsiCo Inc.	3.100%	7/17/22	135,000	141,940
PepsiCo Inc.	3.500%	3/19/40	65,000	76,801
Total Consumer Staples				349,375
Financials — 7.0%
Affiliated Managers Group Inc.	3.300%	6/15/30	65,000	66,430
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/22	130,000	133,180	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/26	160,000	174,863	(a)
Bank of America Corp.	4.183%	11/25/27	165,000	189,050
Bank of Montreal	3.100%	7/13/20	110,000	110,094
Bank of Montreal	1.850%	5/1/25	120,000	124,322
BlackRock Inc.	3.250%	4/30/29	105,000	120,839
Citigroup Inc.	5.500%	9/13/25	110,000	130,591
Host Hotels & Resorts LP	3.375%	12/15/29	225,000	215,326
Intercontinental Exchange Inc.	3.750%	12/1/25	75,000	85,523
MetLife Inc.	4.550%	3/23/30	55,000	68,816
PNC Financial Services Group Inc.	2.200%	11/1/24	110,000	116,697
Prologis Inc.	2.250%	4/15/30	115,000	121,251
Prudential Financial Inc.	1.500%	3/10/26	170,000	173,820
Simon Property Group LP	3.375%	12/1/27	155,000	164,746
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)	3.031%	11/1/34	85,000	91,507	(a)
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	130,077
Toronto-Dominion Bank	1.850%	9/11/20	200,000	200,601
Toronto-Dominion Bank	1.150%	6/12/25	55,000	55,699
Welltower Inc.	2.700%	2/15/27	125,000	130,018
Total Financials				2,603,450
Health Care — 3.9%
AbbVie Inc.	4.400%	11/6/42	150,000	179,793
Boston Properties LP	4.500%	12/1/28	155,000	185,640
Bristol-Myers Squibb Co.	3.900%	2/20/28	105,000	123,596	(b)
Bristol-Myers Squibb Co.	3.400%	7/26/29	125,000	145,741	(b)
Cigna Corp.	3.200%	9/17/20	225,000	226,267

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1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Express Scripts Holding Co.	3.050%	11/30/22	$185,000	$191,138
Gilead Sciences Inc.	4.500%	4/1/21	125,000	127,606
Gilead Sciences Inc.	4.600%	9/1/35	100,000	131,518
UnitedHealth Group Inc.	3.500%	8/15/39	95,000	110,624
Total Health Care				1,421,923
Industrials — 0.3%
Xylem Inc/NY	1.950%	1/30/28	115,000	116,226
Total Industrials				116,226
Information Technology — 1.7%
Apple Inc.	2.850%	2/23/23	185,000	196,529
Microsoft Corp.	4.200%	11/3/35	175,000	228,297
QUALCOMM Inc.	3.450%	5/20/25	175,000	195,180
Total Information Technology				620,006
Materials — 0.4%
Nutrien Ltd.	4.200%	4/1/29	110,000	127,744
Total Materials				127,744
Telecommunication Services — 2.2%
AT&T Inc.	4.450%	4/1/24	150,000	168,611
AT&T Inc.	4.350%	3/1/29	115,000	134,181
Verizon Communications Inc.	4.329%	9/21/28	104,000	125,255
Verizon Communications Inc.	3.875%	2/8/29	100,000	118,362
Verizon Communications Inc.	4.500%	8/10/33	110,000	137,163
Verizon Communications Inc.	5.250%	3/16/37	105,000	140,738
Total Telecommunication Services				824,310
Utilities — 2.3%
Avangrid Inc.	3.800%	6/1/29	125,000	144,928
DTE Electric Co.	4.050%	5/15/48	120,000	147,790
Duke Energy Carolinas LLC	3.350%	5/15/22	275,000	288,942
Georgia Power Co.	3.250%	4/1/26	100,000	108,825
MidAmerican Energy Co.	3.650%	4/15/29	90,000	107,493
Public Service Co of Colorado	3.200%	3/1/50	55,000	61,604
Total Utilities				859,582
Total Corporate Bonds (Cost — $6,674,100)				7,439,812
Foreign Government Agency Issues — 2.0%
International Bank for Reconstruction & Development	0.625%	4/22/25	175,000	176,499
International Bank for Reconstruction & Development	3.125%	11/20/25	270,000	307,273
International Finance Corp.	2.000%	10/24/22	255,000	265,278
Total Foreign Government Agency Issues (Cost — $697,636)				749,050

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Schedule of investments (cont'd)

June 30, 2020 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — 0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	$33,937	$36,339
Gold Pool A35826	5.000%	7/1/35	11,524	12,579
Gold Pool A49479	5.000%	6/1/36	14,859	16,705
Gold Pool A65694	6.000%	9/1/37	20,283	23,341
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/22	759	776
Pool 995262	5.500%	1/1/24	7,048	7,416
Pool 891596	5.500%	6/1/36	23,277	26,680
Pool 900936	6.500%	2/1/37	2,692	2,995
Pool 946594	6.000%	9/1/37	15,684	18,246
Total Mortgage Backed Securities (Cost — $129,831)				145,077
U.S. Government & Agency Obligations — 7.2%
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	35,000	52,808
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	70,000	110,146
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	165,000	166,499
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	110,000	159,541
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	566,150
United States Treasury Bonds	7.875%	2/15/21	250,000	261,948
United States Treasury Bonds	8.000%	11/15/21	75,000	83,074
United States Treasury Bonds	7.625%	11/15/22	250,000	294,331
United States Treasury Bonds	6.250%	8/15/23	90,000	107,030
United States Treasury Bonds	7.500%	11/15/24	265,000	348,630
United States Treasury Bonds	3.500%	2/15/39	131,000	185,434
United States Treasury Bonds	4.375%	11/15/39	212,000	333,515
Total U.S. Government & Agency Obligations (Cost — $2,209,605)				2,669,106
			Shares
Short-Term Investment — 1.2%
Fidelity Money Market - Government Portfolio - Class I	0.060%		424,699	424,699	(c)
Total Short-Term Investment (Cost — $424,699)				424,699
Total Investments — 100.00% (Cost — $23,274,016)				36,905,620
Other Assets in Excess of Liabilities — 0.0%				2,983
Total Net Assets — 100.0%				$36,908,603

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1919 Variable Socially Responsive Balanced Fund

Notes:

*  Non-income producing security.

(a)  Fixed to floating rate. Effective date of change and formula disclosed.

(b)  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified buyers on a public offering registered under Securities Act of 1933. The security has been deemed liquid by the Advisor. At June 30, 2020, the value of these securities totaled $269,337.

(c)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

LIBOR  — London Inter-Bank Offered Rate

LLC  — Limited Liability Corporation

LP  — Limited Partnership

PLC  — Public Limited Company

SOFR  — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2020 Semi-Annual Report
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Statement of assets and liabilities

June 30, 2020 (Unaudited)

Assets:
Investments in securities at value (cost $23,274,016)	$36,905,620
Dividends and interest receivable	89,266
Prepaid expenses	1,964
Total Assets	36,996,850
Liabilities:
Payable for Fund shares repurchased	2,826
Advisory fees payable	6,201
Accrued other expenses	79,220
Total Liabilities	88,247
Net Assets	$36,908,603
Components of Net Assets:
Paid-in capital	$22,091,944
Total distributable earnings	14,816,659
Net Assets	$36,908,603
Total Fund:
Net Assets	$36,908,603
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,176,985
Net Asset Value, Redemption Price and Offering Price Per Share	$31.36

The Accompanying Notes are an Integral Part of these Financial Statements.

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Statement of operations

For the Six Months Ended June 30, 2020 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $781)	$140,924
Interest income	159,590
Total Investment Income	300,514
Expenses:
Advisory fees (Note 3)	114,591
Transfer agent fees and expenses (Note 3)	46,045
Administration and fund accounting fees (Note 3)	36,839
Shareholder reporting fees	8,951
Audit fees	8,700
Legal fees	8,441
Trustees' fees (Note 3)	5,968
Compliance fees (Note 3)	3,130
Custody fees (Note 3)	1,890
Insurance fees	1,372
Miscellaneous fees	3,554
Total Expenses	239,481
Expenses waived by the Adviser (Note 3)	(82,580)
Net Expenses	156,901
Net Investment Income	143,613
Realized and Unrealized Gain on Investments
Net realized gain on investments	468,399
Net change in unrealized appreciation/depreciation on investments	657,870
Net Realized and Unrealized Gain on Investments	1,126,269
Net Increase in Net Assets Resulting from Operations	$1,269,882

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2020 Semi-Annual Report
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Statements of changes in net assets

For the Six Months Ended June 30, 2020 (Unaudited) and the Year Ended December 31, 2019	2020	2019
Increase in Net Assets from:
Operations:
Net investment income	$143,613	$352,820
Net realized gain on investments	468,399	1,816,630
Net change in unrealized appreciation/depreciation on investments	657,870	6,156,022
Net Increase in Net Assets Resulting from Operations	1,269,882	8,325,472
Distributions to shareholders	—	(1,730,447)
Capital Transactions:
Net proceeds from shares sold	165,506	738,645
Reinvestment of distributions	—	1,730,447
Cost of shares repurchased	(1,520,287)	(7,181,485)
Net Decrease in Net Assets from Capital Transactions	(1,354,781)	(4,712,393)
Total Increase (Decrease) in Net Assets	(84,899)	1,882,632
Net Assets:
Beginning of period	36,993,502	35,110,870
End of period	$36,908,603	$36,993,502
Capital Share Transactions:
Shares sold	5,566	25,569
Shares reinvested	—	58,679
Shares repurchased	(52,035)	(261,880)
Net Decrease in Shares Outstanding	(46,469)	(177,632)

The Accompanying Notes are an Integral Part of these Financial Statements.

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Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2020*	2019	2018	2017	2016	2015
Net asset value, beginning of year	$30.24	$25.06	$27.88	$25.93	$26.29	$29.76
Income (loss) from investment operations:
Net investment income[1]	0.12	0.29	0.28	0.29	0.28	0.29
Net realized and unrealized gain (loss) on investments	1.00	6.36	(0.42)	4.03	1.36	(0.78)
Total income (loss) from investment operations	1.12	6.65	(0.14)	4.32	1.64	(0.49)
Less distributions:
From net investment income	—	(0.28)	(0.30)	(0.30)	(0.26)	(0.39)
From net realized gain on investments	—	(1.19)	(2.38)	(2.07)	(1.74)	(2.59)
Total distributions	—	(1.47)	(2.68)	(2.37)	(2.00)	(2.98)
Net asset value, end of year	$31.36	$30.24	$25.06	$27.88	$25.93	$26.29
Total return[2]	3.70%[6]	26.70%	-0.94%	16.74%	6.23%	-1.71%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$36,909	$36,994	$35,111	$39,356	$37,887	$40,309
Ratios to average net assets Gross expenses	1.36%[7]	1.34%	1.30%	1.29%	1.28%	1.23%
Net expenses[3,4]	0.89[7]	0.89[5]	0.89	0.89	0.89	0.89
Net investment income	0.81[7]	1.00	0.96	1.04	1.04	0.99
Portfolio turnover rate	12%[6]	12%	19%	26%	31%	27%

*  For the six months ended June 30, 2020 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2021 without the Board of Trustees' consent.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was less than 0.01% for the year ended December 31, 2019.

6  Not annualized.

7  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

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Notes to financial statements (unaudited)

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$25,468,652	$—	$—	$25,468,652
Collateralized Mortgage Obligations	—	9,225	—	9,225
Corporate Bonds	—	7,439,812	—	7,439,812
Foreign Government Agency Issues	—	749,049	—	749,049
Mortgage Backed Securities	—	145,077	—	145,077
U.S. Government & Agency Obligations	—	2,669,106	—	2,669,106
Total long-term investments	$25,468,652	$11,012,269	$—	$36,480,921
Short-term investment	$424,699	$—	$—	$424,699
Total investments	$25,893,351	$11,012,269	$—	$36,905,620

*  See Schedule of investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded

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Notes to financial statements (unaudited) (cont'd)

on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the

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character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2020, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2021, without the Board of Trustees' consent.

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Notes to financial statements (unaudited) (cont'd)

Effective April 30, 2017, the Adviser is permitted to recapture amounts waived or reimbursed to the Fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the lesser of the established cap on expenses for that year or the cap in place when the waiver is incurred.

At June 30, 2020, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,
2020:	$80,719
2021:	158,752
2022:	157,757
2023*	82,580
Total	479,808

*  Eligible for recapture through June 30, 2023.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator, fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar"), serves as the Fund's distributor and principal underwriter. For the period ended, June 30, 2020, the Fund incurred the following expenses for administration & fund accounting, transfer agent, compliance and custody fees:

Administration & fund accounting	$36,839
Transfer agent*	$19,508
Compliance	$3,130
Custody	$1,890

*  Statement of operations includes service fees paid to participating insurance companies.

At June 30, 2020, the Fund had payables for administration & fund accounting, transfer agent, compliance and custody fees in the following amounts:

Administration & fund accounting	$17,597
Transfer agent	$6,188
Compliance	$1,570
Custody	$438

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $5,968 for their services and reimbursement of travel expenses during the period ended June 30, 2020. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

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Note 4. Investment transactions

During the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$3,986,247	$174,323
Sales	4,543,981	294,200

Note 5. Income tax information and distributions to shareholders

At December 31, 2019, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$24,011,888
Gross tax unrealized appreciation	13,141,693
Gross tax unrealized depreciation	(167,959)
Net tax unrealized appreciation on investments	12,973,734
Undistributed ordinary income	87,908
Undistributed long-term capital gains	512,727
Other accumulated earnings	(27,592)
Total distributable earnings	$13,546,777

As of December 31, 2019, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019, was as follows:

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Distribution Paid From:
Ordinary Income	$—	$342,686
Net Long Term Capital Gains	—	1,387,761
Total	$—	$1,730,447

Note 6. COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

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Notes to financial statements (unaudited) (cont'd)

Note 7. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

Note 8. New accounting pronouncements

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate ("LIBOR") quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU's adoption to the Funds' financial statements and various filings.

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Other information (unaudited)

June 30, 2020

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the 12 months ended June 30, 2020 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

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Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/3/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/3/2020

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	9/3/2020